Unearned Revenue / Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance	Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2018	2019
Unearned Revenue
Cash received in advance of service provided – Current liability	$4,925	$1,826
Deferred revenue resulting from varying charter rates – Current liability	484	1,214
Deferred revenue resulting from varying charter rates – Non-Current liability	253	648
Total Unearned Revenue	$5,662	$3,688
Accrued Revenue
Resulting from varying charter rates – Current asset	475	158
Resulting from varying charter rates – Non-Current asset	614	455
Total Accrued Revenue	$1,089	$613